ROPES & GRAY LLP
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Adam M. Schlichtmann T +1 617 951 7114
December 30, 2020	F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Money Market Trust (the “Registrant”)

(Registration Nos. 2-91556 and 811-04052)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Western Asset Government Reserves, Western Asset New York Tax Free Money Market Fund, Western Asset Tax Free Reserves and Western Asset U.S. Treasury Reserves, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 151 to the Registrant’s Registration Statement (“Amendment No. 151”), and (b) that Amendment No. 151 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann